Investment Objectives and Goals - GGM Macro Alignment ETF	Dec. 23, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the GGM Macro Alignment ETF (the “Fund”) is to seek to provide long-term capital appreciation.